Climate-related financial information	12 Months Ended
Dec. 31, 2024
Climate-related Financial Information
Climate-related financial information

4. Climate-related financial information

Climate strategy

The Company has been integrating climate strategy into its business through a comprehensive approach, based on systematic planning and execution, prioritizing risk management and leveraging opportunities, as well as based on purpose to establish a social, economic and environmental legacy.

The announced investments and the Company's strategy with climate-related changes, initiatives were evaluated in the context of critical accounting estimates and judgments. Future changes in this strategy or in the global scenario may affect the Company's main estimates and may result in material impacts on the Company's results and balances of assets and liabilities in subsequent fiscal years.

Sphere of influence	Decarbonization targets	Description	Potential Impacts on Financial Statements
Operations	• Reduce absolute Scope 1 and 2 emissions by 33% by 2030. • Achieve net-zero Scope 1 and 2 emissions by 2050.

Investment in solutions that increase the energy efficiency of processes and solutions that replace fossil energy raw materials with renewable sources or those with lower greenhouse gas (“GHG”) emission intensity of Scope 1.

•  Investments in affiliates and joint ventures

•  Value chain operational costs and expenses to support decarbonization

•  Impairment and asset useful lives

•  Property, plant and equipaments

•  Intangibles

Investment in solutions for the consumption of electricity from renewable sources, aiming to reduce Scope 2 GHG emissions.

•  Commitments related to electricity from renewable sources supply contracts

•  Property, plant and equipaments

•  Value chain operational costs and expenses to support decarbonization

•  Lease of properties linked to the generation of electricity from renewable sources

•  Financial Instruments

Value Chain	• Reduce net Scope 3 emissions by 15% by 2035. • Contribute to the International Maritime Organization's ("IMO") 2023 strategy to achieve net-zero greenhouse gas emissions by or around 2050.	Limited use of high-integrity carbon credits for eventual offsetting of Scope 3 GHG emissions.	• Intangible • Retirement expense from the credit of • carbon • Investments in subsidiaries, affiliates and joint ventures • Provisions
		Investment in solutions and technologies to reduce greenhouse gas emissions from international shipping.	• Research and development expenses for navigation solution • Value chain operational costs and expenses to support decarbonization

The Company evaluated its decarbonization targets by analyzing the criteria for recognition of provision according to IAS 37 - Provisions, Contingent Liabilities and Contingent Assets. There is no provision as of December 31, 2024 because the target does not represent a present obligation for the Company.

Impact of transition risks related to climate change on the Company's assets

In the development of the strategic plan, the Company qualitatively evaluates scenarios related to climate change and defines the base case to guide the positioning of its business, as well as test resilience against other exploratory scenarios. The Company's approach to climate change is shaped by an analysis of global megatrends through a scenario-building tool. These scenarios offer insights associated to global temperatures increasing into the future of mining, that influence commodity price forecasts, capital allocation, portfolio decisions, and business strategies.

In this context, the Company observes the persistence of the characteristic cycles of the mining industry over the coming decades, driven by an energy transition that occurs asynchronously and unevenly between different sectors and regions. Vale carried out an analysis of the resilience of its portfolio in the face of climate change scenarios, based on the scenarios of the International Energy Agency.

The potential financial impacts of climate change and the transition to a low-carbon economy were considered in the evaluation of the Company's critical accounting estimates, including impairment indicators, such as possible reductions in demand for commodities due to changes in policies, regulatory environment (including carbon pricing mechanisms), legal, technological, market or reputational changes.

The Company did not identify any impairment of assets due to this topic. However, given the complexity of modeling, identifying additional risks and planning and executing actions in response to the identified risks, transition risks may result in material impacts on the Company's income and balance of assets and liabilities in subsequent fiscal years.

Impacts of physical risks related to climate change on the book values of assets

The Company's operations are also exposed to events resulting from climate change. Therefore, the Company is currently assessing the potential impacts of physical risks related to climate change in the models used in the asset impairment test, such as potential operational disruptions caused by increased frequency and/or severity of extreme and chronic weather events resulting from long-term changes in weather patterns.

The Company did not identify any impairment of assets in the financial statements of 2024 due to the physical risks considered in the valuation. However, due to the complexity of physical risk modeling, the continuous evolution of the ongoing nature of the Company's physical risk assessment process, the identification of additional risks may result in material impacts on the Company's income and balance of assets and liabilities in subsequent fiscal years.

Carbon pricing in Strategic Planning

Carbon pricing is one of the main strategic tools used by the Company for decision-making, allowing it to assess the global and geographically dispersed distribution of operating and customer markets. Incorporated into the cycle of scenario analysis and strategic planning, carbon pricing makes it possible to assess the financial impacts on business value over time. In the 2024 cycle, three main effects were analyzed: (i) the direct costs avoided through decarbonization, (ii) the net capital expenditures and operational expenses impacts associated with the Scope 1 and 2 reduction targets for 2030, and (iii) the potential increase in demand for agglomerated iron ore products, such as pellets and briquettes, driven by emission limit regulations and the search for lower-emission raw materials in the steel industry.

Carbon prices are integrated into the Marginal Abatement Cost Curve (MACC) as a shadow price, used for prioritization of investments and analysis of the net present value of projects. This approach ensures that the costs and risks associated with climate change are incorporated into the capital allocation and decarbonization strategy.

Decarbonization initiatives

The Company, in line with its strategy to decarbonization in its value chain, allocates resources to projects to reduce greenhouse gas emissions and meet climate goals. These efforts include technological upgrades, modification of production processes, as well as strategic partnerships.

Below are the main projects related to Vale's strategy to promote economic development in line with environmental preservation and sustainability, followed by financial effects.

Production of Iron Ore Briquette: In 2023, the first briquette plant was inaugurated at the Tubarão Complex, in Vitória, Espírito Santo. Iron ore briquette is one of the strategies implemented by the Company to increase the exploration of high-quality ores and offer new products in line with the demands for decarbonization of the steel industry. Currently, Vale has two iron ore briquette plants in the Tubarão Complex. The two briquette plants come from the conversion of pelletizing plants. As of December 31, 2024, the Company had a balance of US$257 (2023: US$259) in property, plant and equipment associated with the briquette plants.

Gelado Project: In March 2023, the Company started operations of the Gelado Project in Carajás (PA), which will produce pellet feed (iron ore for pelletizing) from the reuse of iron ore tailings, which have been deposited at the site for approximately four decades. In addition to destinate sustainably disposing of the tailings, the project will use 100% electric dredges to extract the material, avoiding greenhouse gas emissions. The final product is sent to the pelletizing plant in São Luiz (MA) due to the high quality of the pellets manufactured on site, steel customers are able to reduce their carbon emissions – compared to using lower quality products. As of December 31, 2024, the Company had a balance of US$308 (2023: US$390) in fixed assets related to the Gelado Project.

Sustainable sand: In October 2022, the Company created the company Co-log logística de coprodutos S.A ("Agera") to develop and expand its Sustainable Sand business. Agera receives the sand produced from the treatment of tailings generated by Vale's iron ore operations and promotes its commercialization and distribution. The new company also invests in research and development of new solutions for the product. In the year ended December 31, 2024, the Company recognized US$1 (2023: US$1 and 2022: US$0) in income statement as research and development expenses.

Purchase of electricity from renewable sources: The Company also has Power Purchase Agreements ("PPAs") with suppliers of electricity based on renewable sources, which enables the reduction of scope 2 emissions. These contracts have been entered into and continue to be held for their own use purposes and are therefore outside the scope of IFRS 9 - Financial Instruments. PPAs are treated as executory contracts, and expenditures are recorded as incurred.

Vale Ventures: The Company announced the creation of a Corporate Venture Capital operation ("Vale Ventures"), whose objective is to invest in sustainable mining initiatives. The Company's objective is to acquire minority stakes in startups focused on initiatives for decarbonization in the mining chain, zero-waste mining, energy transition metals and other technologies.

As of December 31, 2024, the Company has investments totaling US$52 (2023: US$43). These investments include minority stakes in transformational biology startup Allonnia LLC, Boston Electrometallurgical Company Electrified Thermal Solutions and Mantel Capture, Inc, as well as investments in venture capital funds Evok Fund II Limited Partnership and Cathay Innovation Global Fund III (“Cathay Innovation”).

Acquisition of carbon credits

One of the pillars to achieve the Vale decarbonization goals is the limited use of high-integrity carbon credits, following principles such as additionality, permanence, transparency, and contribution to sustainable development. The use of carbon credits will be a maximum of 20% of the absolute reduction in scope 3 emissions by 2035, equivalent to 17 MtCO₂e.

Vale and Algar Group Agreement: To encourage the voluntary carbon credit market, Vale and the Algar Group signed an agreement to purchase high-integrity forest carbon credits by 2030, equivalent to the protection of approximately 85 thousand hectares of forest. Each unit of carbon credit corresponds to one ton of carbon dioxide equivalent (CO2) that is no longer emitted into the atmosphere in the case of this forest protection project.

Casa dos Ventos Partnership: Vale and Casa dos Ventos developed a carbon project called Folha Larga Sul de Energia Renováveis. The project consists of the implementation and operation of wind farms in the state of Bahia that will reduce greenhouse gas emissions, avoiding the generation of electricity from fossil fuel sources.

For each carbon credit transaction, Vale identifies its business model for subsequent classification, recognition and measurement of its asset. Carbon credits are recorded in intangible assets and measured at cost according to IAS 38 – Intangible Assets. Carbon credits intended for resale are recorded in the inventory and measured at fair value less the costs of sale according to IAS 2 - Inventories. The Company also evaluates whether there are derivatives embedded in the contracts for the purchase and sale of carbon credits in accordance with IFRS 9 – Financial Instruments.

Carbon pricing mechanism

The Company has operations from Energy Transition Metals segment in Canada, which are exposed to greenhouse has emissions regulations. In the year ended December 31, 2024, the Company recorded carbon tax expenses in the amount of US$11 (2023: US$2 and 2022: US$1).

Climate-related executive compensation

Executives’ long-term remuneration targets are made up of performance conditions based on climate-related indicators, with 10% of the targets linked to the reduction of greenhouse gas emissions and 5% linked to Vale's performance in the Corporate Sustainability Assessment (“CSA”), used to select companies for the Dow Jones Sustainability Index (“DJSI”), note (30).